Bank and other Loans and Banking Facilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2024	Jun. 30, 2024	May 31, 2024	Aug. 31, 2023	Aug. 31, 2021	Feb. 29, 2020	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019
Debt Instrument [Line Items]
Bank borrowings	$ 8,580,000			$ 89,140,000	$ 72,330,000
Repayments of principal	18,070,000.00	$ 15,570,000	$ 4,960,000	30,900,000	54,870,000
Line of credit financing cost	0	0	0	0	276,000
Assets pledged to banks	233,800,000	235,800,000	242,800,000	255,500,000	$ 277,800,000
Zastron Shenzhen | Shenzhen Rural Commercial Bank | Nam Tai Inno Valley
Debt Instrument [Line Items]
Line of credit, current	8,580,000
Line of credit, maximum borrowing capacity	$ 1,400,000
Wuxi Zastron Flex [Member] | Zastron Shenzhen
Debt Instrument [Line Items]
Line of credit facility								14.76%
Line of credit, current								$ 4,920,000
Nam Tai Dongguan Real Estate Development Co Ltd [Member]
Debt Instrument [Line Items]
Line of credit facility							12.00%
Line of credit, current							$ 2,810,000
Nam Tai Investment (Shenzhen) Co., Ltd. | Zastron Shenzhen
Debt Instrument [Line Items]
Line of credit facility	9.00%					7.00%			5.00%
Line of credit, current									$ 6,270,000
Nam Tai Investment (Shenzhen) Co., Ltd. | Nam Tai Inno Valley
Debt Instrument [Line Items]
Line of credit facility						13.20%
Line of credit, current						$ 8,440,000
Nam Tai Investment (Shenzhen) Co., Ltd. | Bank of Guangzhou | Nam Tai Technology Center
Debt Instrument [Line Items]
Repayments of principal	$ 8,090,000.00	8,170,000
Line of credit, current										$ 89,140,000
Line of credit, maximum borrowing capacity										$ 164,000,000
Nam Tai Investment (Shenzhen) Co., Ltd. | Bank of Beijing
Debt Instrument [Line Items]
Repayments of principal				500,000
Line of credit, current														$ 7,160,000
Line of credit, maximum borrowing capacity														7,160,000
Line of credit financing cost														$ 290,000
Nam Tai Investment (Shenzhen) Co., Ltd. | Shenzhen Rural Commercial Bank | Nam Tai Inno Valley
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity	14,060,000.00
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen) | Bank of China | Nam Tai Inno Park
Debt Instrument [Line Items]
Repayments of principal	$ 9,990,000	$ 7,410,000	$ 4,960,000	23,150,000
Line of credit, maximum borrowing capacity													$ 143,000,000
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen) | Xiamen International Bank | Nam Tai Inno Park
Debt Instrument [Line Items]
Repayments of principal				480,000
Line of credit, maximum borrowing capacity											$ 15,950,000
Debt Instrument, Face Amount											$ 15,950,000
Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd ("NTTP") | Industrial Bank | Nam Tai Inno Valley
Debt Instrument [Line Items]
Repayments of principal				$ 290,000
Line of credit, current												$ 4,300,000
Line of credit, maximum borrowing capacity												4,300,000
Line of credit financing cost												$ 170,000